DISCONTINUED OPERATIONS (Details Narrative) - USD ($) $ in Millions	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accrued expenses	$ 0.7	$ 0.6	$ 0.7
Previously Reported [Member]
Accounts payable			2.3	$ 2.6
Accrued expenses			$ 0.6	$ 0.7